Investment Strategy	Aug. 25, 2026
PFG American Funds Conservative Income Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes Information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds or Other Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds or Other Underlying Funds that utilize an asset allocation approach to investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG American Funds Growth Capital Appreciation Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds and Other Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds and Other Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds and Other Underlying Funds that focus on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that seek to replicate U.S. equity indices of varying market capitalizations. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying Funds that are passively managed and that are designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of varying market capitalizations. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Fund intends to invest in Fidelity Underlying Funds or Other Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Fund will invest in Fidelity Underlying Funds or Other Underlying Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

The Fund’s business cycle approach to sector investing uses various forms of analysis to determine the shifting phases of the economy. After a shift in the economy takes place, this analysis then provides a framework for allocating to sectors according to the likelihood that they will outperform or underperform, given the new economic environment.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, will invest at least 80% of its net assets, (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities, under normal circumstances. Fixed income securities shall consist of U.S. dollar denominated fixed income securities issued by domestic and foreign corporations and government entities of any investment grade, including high yield bonds (also known as “junk bonds”), asset-backed, and mortgage-backed securities. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and at times, Other Underlying Funds provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

The Fund seeks to outperform its benchmark over a full market cycle. The strategy intends to generate these returns through asset allocation and selection of Underlying Funds, both of which are updated quarterly. Allocation changes are largely driven by updates to each Underlying Fund’s relative attractiveness and risk characteristics. The Fund’s portfolio will aim to maintain duration in line with the Bloomberg U.S. Aggregate Bond Index. As of mid-2026, the effective duration of the Index was approximately 6 years. Duration measures the sensitivity of a debt security or portfolio to changes in interest rates – for example, a duration of “three” implies an expected price decrease of roughly 3% with a 1% increase in rates. The Fund may invest up to 25% of its assets in below investment grade securities (“junk bonds”). The Fund invests across fixed income sectors and spans a range of duration and credit qualities.

In determining the Fund’s asset allocation, the Adviser considers information provided by Fidelity’s Fixed Income Division, which in turn utilizes alpha forecasts to help identify active and passive Underlying Funds within the fund universe to minimize tracking error and that have higher estimated alpha. “Tracking error” is defined by the risk of an investment portfolio that is due to active management and indicates how closely a portfolio follows the index to which it is benchmarked. A tracking error of 0 means that the investment portfolio is tracking at 100% to the index which it is benchmarked. The Fund’s benchmark index is the Bloomberg U.S. Aggregate Bond Index. “Alpha” refers to a particular investment’s return relative to the overall market or benchmark index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in the Fidelity Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG JPMorgan® Tactical Aggressive Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Fund intends to invest approximately 50-70% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in U.S. equity securities of any capitalization. In addition, the Fund intends to invest approximately 30-50% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in international developed and emerging markets equity securities of any capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, Pacific Financial Group, LLC (the “Adviser”) utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific JP Morgan Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG JPMorgan® Tactical Moderate Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutal funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances. Each JP Morgan® Underlying Fund and Other Underlying Fund invests primarily in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Adviser intends to invest between 40% and 80% of the Fund’s assets in JP Morgan® Underlying Funds and Other Undrlying Funds that invest primarily in either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization. The Adviser intends to invest the balance of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific JP Morgan® Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, over a twelve-month period, as estimated by RiskPro®, to a gain or loss within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20%, or greater than 30%, from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG BNY Mellon® Diversifier Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds(“ETFs”) managed by The BNY Mellon Advisors, Inc. (“BNY Mellon”), under normal market circumstances (“BNY Mellon Underlying Funds”). The balance of the Fund’s net assets will be invested in BNY Mellon Underlying Funds or mutual funds or ETFs managed by advisers other than BNY Mellon (“Other Underlying Funds”), under normal market circumstances. Each BNY Mellon Underlying Fund and Other Underlying Fund invests primarily in equity securities of varying market capitalization regardless of country exposure and/or fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The Fund operates as a fund of funds.

In addition to equity and fixed income securities, Pacific Financial Group, LLC (the “Adviser”) may also invest in BNY Mellon Underlying Funds and Other Underlying Funds that invest in cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents will vary.

In selecting BNY Mellon Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes information provided by BNY Mellon, including data and analysis about the BNY Mellon Underlying Funds and Other Underlying Funds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BNY Mellon Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific BNY Mellon Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG MFS® Aggressive Capital Appreciation Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”). The balance of the Fund’s net assets will be invested in MFS Underlying Funds or mutual funds or ETFs managed by advisers other than MFS (“Other Underlying Funds”), under normal market circumstances.

In selecting MFS Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by MFS, including data and analysis about the MFS Underlying Funds and Other Underlying Funds. The Fund operates as a fund of funds.

The Adviser expects that at least 80% of the Fund’s assets will be allocated to MFS Underlying Funds or Other Underlying Funds that invest primarily in either equity securities without regard to market capitalization or country exposure; fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds); or commodity and real estate-related securities that provide diversification benefits when added to a portfolio of more traditional equity and fixed income securities (“Specialty Securities”). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, Specialty Securities and cash equivalents varies. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in MFS Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific MFS Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro® to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG BR Target Allocation Equity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”). In addition, at least 80% of the Fund’s net assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in BlackRock Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization. The balance of the Fund’s net assets will be invested in BlackRock Underlying Funds that may also invest primarily in either or both U.S. and foreign equity securities of any capitalization. Equity investments will include U.S. equity securities, foreign equity and emerging market equity securities The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting BlackRock Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by BlackRock, including data and analysis about BlackRock Underlying Funds.

BlackRock Underlying Funds will invest primarily in equity securities of varying market capitalizations in order to obtain exposure to the broad equity market. The Fund utilizes macro-economic insight developed by the BlackRock Model Portfolio Solutions team. The Fund utilizes a dynamic approach to asset allocation driven by quantitative and qualitative assessments such as valuation, corporate earnings, factor rotation, sentiment, market outlook and economic trends and insights from policy experts. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of the BlackRock Underlying Funds.

The Fund’s target allocation will be 100% equity investment exposure, with a target of 70% in global equities (as represented by the MSCI ACWI Index) and 30% in domestic equities (as represented by the MSCI USA Index). The MSCI ACWI Index is an index that tracks broad based global equity markets comprising of 23 developed countries and 25 emerging markets. The MSCI USA Index is an index that tracks the performance of large and medium capitalization segments of the US markets.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BlackRock Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific BlackRock Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Janus Henderson(R) Balanced Strategy
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”). The balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”), under normal market circumstances. Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds.

The Adviser intends to have investment exposure that ranges from 30% to 70% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans and floating rate loans of any maturity or investment grade. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in the MSCI EAFE Emerging Markets Index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Janus Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Janus Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, as estimated by RiskPro® over a twelve-month period, within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20% or greater than 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Invesco(R) Equity Factor Rotation Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) managed by Invesco Advisers, Inc. or its affiliates collectively (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”). The balance of the Fund’s net assets will be invested in Invesco Underlying Funds or mutual funds or ETFs managed by advisers other than Invesco (“Other Underlying Funds”). At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Invesco Underlying Funds and Other Underlying Funds that invest primarily in either or both U.S. and foreign equity securities. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting Invesco Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Invesco, including data and analysis about the Invesco Underlying Funds and Other Underlying Funds. The Adviser will be responsible for deciding which Invesco Underlying Funds and Other Underlying Funds to purchase and sell on behalf of the Fund.

The Fund intends to invest in Invesco Underlying Funds and Other Underlying Funds that emphasize factor investing using a macro regime-based approach in determining asset allocation and selecting securities. By emphasizing factors, the Invesco Underlying Funds and Other Underlying Funds will invest in companies driven by top-down and bottom-up methodology to build a portfolio that emphasizes or focuses on a certain factor(s) given the macro regime. Macro regime refers to a business cycle or period of time that has similar macroeconomic trends, data points, and market prices that provide signals to investing.

The Adviser intends to consider information provided by Invesco about four different models, based on four business cycles: recovery, expansion, slowdown and contraction. Each phase of the business cycle will result in asset allocation in different factors, such as value, quality, size, low volatility, and momentum. In determining factor exposure, the Adviser will consider the results of Invesco’s Leading Economic Indicator and Global Risk Appetite Cycle Indicator.

Each Invesco Underlying Fund and Other Underlying Fund is permitted to invest in both U.S. and foreign equity securities of any market capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund seeks to invest 70% to 80% of its assets in US equities and 20% to 30% in international equities, under normal market conditions. Although the Fund does not intend to focus its investments in any particular sector, from time to time, the Fund’s portfolio may be focused in certain sectors driven from factor exposures as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Invesco Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Invesco Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Meeder Tactical Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) managed by Meeder Investment Management Company (“Meeder”), under normal circumstances (“Meeder Underlying Funds”). The balance of the Fund’s net assets will be invested in Meeder Underlying Funds or mutual funds or ETFs managed by advisers other than Meeder (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes research services provided by Meeder, including data and analysis about the Meeder Underlying Funds and Other Underlying Funds.

The Adviser invests in Meeder Underlying Funds and Other Underlying Funds that have a maximum exposure of 90% in domestic and foreign equity securities of any market capitalization and a minimum exposure of 10% to domestic and foreign fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. During certain negative market periods, the Meeder Underlying Funds and Other Underlying Funds may take a defensive tactical position and invest up to 100% of their assets in fixed income securities, money market funds and other cash equivalents. During such periods, the Meeder Underlying Funds, Other Underlying Funds and, consequently the Fund, will not have any equity securities exposure. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Meeder Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Meeder Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 35%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 35% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Janus Henderson® Tactical Income Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Henderson Investors US LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), (“Janus Henderson Underlying Funds”). Under normal market circumstances, the balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds, or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”). Each Janus Henderson Underlying Fund and Other Underlying Funds invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds.

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or dividend-paying equity domestic and foreign equity securities or equity securities.

The Adviser intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities, dividend-paying equity securities and other equity securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

The Adviser intends to have investment exposure that ranges from 20% to 60% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans, floating rate loans of any maturity or investment grade and international fixed income. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in either the MSCI Emerging Markets Index, JPMorgan EMBI Global Core Index, or J.P. Morgan GBI-EM Global Core Index.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG PIMCO Active Core Bond Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”). The balance of the Fund’s net assets will be invested in PIMCO Underlying Funds or mutual funds or ETFs managed by advisers other than PIMCO (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in PIMCO Underlying Funds and Other Underlying Funds that invest primarily in bond instruments. The Fund operates as a fund of funds.

In selecting PIMCO Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by PIMCO, including data and analysis about the PIMCO Underlying Funds and Other Underlying Funds.

The Adviser invests in PIMCO Underlying Funds and Other Undelying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Rating Group. The percentage of the Fund’s assets allocated to fixed-income securities and cash equivalents will vary dependent on market conditions. In selecting PIMCO Underlying Funds and Other Underlying Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and Other Underlying Funds in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in PIMCO Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific PIMCO Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG Global Equity Index Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the broad global equity market. The Fund is an actively managed fund and does not seek to track any particular index. Equity investments will include U.S. equity securities, foreign equity securities, and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index, an index that tracks broad based global equity markets comprising 23 developed countries and 25 emerging markets. The Fund considers foreign issuers to be those that are domiciled outside of the U.S. The Fund operates as a fund of funds. The Fund’s target allocation, under normal circumstances, will be 50% to 70% in U.S. equity indices, and 30% to 50% in international equity indices. The Fund operates as a fund of funds.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize informationabout equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to utilize a strategic asset allocation approach, which focuses on long-term growth based on long-term returns, risk, and correlation forecasts. The Fund’s investment approach will utilize a blend of quantitative tools with qualitative analysis to assess the investment landscape to determine asset allocation. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

PFG US Equity Index Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of U.S. equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the U.S. equity market. The Fund is an actively managed fund and does not seek to track any particular index. The Fund operates as a fund of funds.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize information about equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Underlying Funds that invest in U.S. equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Underlying Funds that are passively managed and that are designed to track a specific U.S. equity index. U.S. equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of U.S. equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds. The Fund utilizes a strategic asset allocation approach that focuses on long-term growth based on long-term returns, risk and correlation forecasts. The Fund’s target allocation will be 100% equity investment exposure, with a target of 100% in U.S. equities. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro® to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro® allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro® over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.